UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	08/31/2005

Date of reporting period:	11/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 133.9%

CORPORATE BONDS 129.3%

Aerospace / Defense 2.7%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50%	5/15/11	$200	(h)	$220,000
Argo-Tech Corp., Sr. Notes	B3	9.25	6/1/11	55		60,088
BE Aerospace, Inc.,
Sr. Sub. Notes, Ser. B	Caa3	8.00	3/1/08	50	(h)	49,750
Sr. Sub. Notes, Ser. B	Caa3	8.875	5/1/11	235	(h)	246,750
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	6/15/13	300	(h)	327,750
K&F Acquisition, Inc., Sr. Sub. Notes, 144A	Caa1	7.75	11/15/14	150		153,375
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625	6/15/12	300	(h)	325,500
Sequa Corp., Sr. Notes, Ser. B	B1	8.875	4/1/08	200		218,000
TransDigm, Inc., Sr. Sub. Notes	B3	8.375	7/15/11	180	(h)	192,600

						1,793,813

Airlines 0.4%
AMR Corp.,
Deb.	Caa2	10.00	4/15/21	125	(h)	79,375
Notes, Ser. B	NR	10.40	3/10/11	100	(h)	67,500
Delta Air Lines, Inc., Notes	Ca	8.30	12/15/29	340	(h)	141,100

						287,975

Automotive 2.1%
ArvinMeritor, Inc., Notes	Ba1	8.75	3/1/12	425		479,187
Collins & Aikman Products Co.,
Sr. Notes	B2	10.75	12/31/11	55		55,688
Sr. Sub. Notes, 144A	B3	12.875	8/15/12	30		25,800
Navistar International Corp., Sr. Notes	Ba3	7.50	6/15/11	120	(h)	129,600
Tenneco Automotive, Inc., Sr. Sub. Notes, 144A	B3	8.625	11/15/14	175		182,000
TRW Automotive, Inc.,
Sr. Notes	B1	9.375	2/15/13	156	(h)	181,740
Sr. Sub. Notes	B2	11.00	2/15/13	50		60,500
Visteon Corp.,
Sr. Notes	Ba1	8.25	8/1/10	155		159,650
Sr. Notes	Ba1	7.00	3/10/14	125		116,583

						1,390,728

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Banking 0.6%
Halyk Bank of Kazakhstan, Notes, 144A (Kazakhstan)	Baa2	8.125	10/7/09	100	(c)	102,750
Kazkommerts International BV,
Gtd. Notes, 144A (Netherlands)	Baa2	8.50	4/16/13	205	(c)	214,482
Notes, 144A (Netherlands)	Baa2	7.00	11/3/09	105	(c)	106,181

						423,413

Building Materials & Construction 2.1%
American Standard, Inc., Sr. Unsec’d. Gtd. Notes	Baa3	7.375	4/15/05	275	(i)	278,438
Beazer Homes USA, Inc., Sr. Notes	Ba1	8.625	5/15/11	110	(h)	119,900
D.R. Horton, Inc., Notes	Ba1	8.00	2/1/09	375	(h)	420,000
KB HOME,
Sr. Notes, 144A	Ba1	6.375	8/15/11	150		155,625
Sr. Sub. Notes	Ba2	8.625	12/15/08	160	(h)	180,000
THL Buildco, Inc., Sr. Sub. Notes, 144A	B3	8.50	9/1/14	200	(h)	215,000

						1,368,963

Cable 5.5%
Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero Coupon (until 7/15/05) (Germany)	NR	Zero	7/15/10	500	(b)(c)(h)(i)	22,500
Charter Communications Holdings II, Sr. Notes	Caa1	10.25	9/15/10	175		182,875
Charter Communications Holdings LLC,
Sr. Disc. Notes, Zero Coupon (until 5/15/06)	Ca	Zero	5/15/11	500	(h)	341,250
Sr. Notes	Ca	10.75	10/1/09	100		86,500
Sr. Notes	Ca	10.25	1/15/10	400		336,000
Sr. Notes	Ca	11.125	1/15/11	400		344,000
Sr. Notes	Ca	10.00	5/15/11	600		493,500
CSC Holdings, Inc.,
Sr. Notes	B1	7.875	12/15/07	275		292,875
Sr. Notes, Ser. B	B1	8.125	7/15/09	50		54,375
Kabel Deutschland GmbH Sr. Notes, 144A (Germany)	B2	10.625	7/1/14	200	(c)	230,000
NTL Cable PLC, Sr. Notes, 144A (United Kingdom)	B3	6.07	10/15/12	750	(c)(h)	772,500
Rogers Cablesystems, Inc., Sr. Notes, Ser. B (Canada)	Ba3	10.00	3/15/05	500	(c)(h)	507,500

						3,663,875

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Capital Goods 8.5%
Allied Waste North America, Inc.,
Sec’d. Notes	B2	5.75	2/15/11	450	(h)	411,750
Sr. Notes	B2	8.50	12/1/08	135	(h)	141,075
Sr. Sec’d. Notes, Ser B.	B2	9.25	9/1/12	250	(h)	266,875
Amscan Holdings, Inc., Sr. Sub. Notes	B3	8.75	5/1/14	225		225,562
AMSTED Industries, Inc., Sr. Notes, 144A	B3	10.25	10/15/11	175	(h)	192,500
Blount, Inc., Sr. Sub. Notes	Caa1	8.875	8/1/12	300		325,500
Case New Holland, Inc., Sr. Notes, 144A	Ba3	9.25	8/1/11	325	(h)	359,937
Flowserve Corp., Sr. Sub. Notes	B2	12.25	8/15/10	250	(h)	277,500
Great Lakes Dredge & Dock Co., Sr. Sub. Notes	Caa2	7.75	12/15/13	120		111,300
Invensys PLC, Sr. Notes, 144A (United Kingdom)	B3	9.875	3/15/11	200	(c)(h)	215,500
Joy Global, Inc., Sr. Sub. Notes, Ser. B	B1	8.75	3/15/12	350	(h)	395,500
Manitowoc Co., Inc., Sr. Sub. Notes	B2	10.50	8/1/12	400	(h)	460,000
Motors & Gears, Inc., Sr. Notes, Ser. D	Caa1	10.75	11/15/06	10	(h)	9,775
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00	5/1/12	115		124,775
Park-Ohio Industries, Inc., Sr. Sub. Notes, 144A	Caa1	8.375	11/15/14	75		74,813
Rexnord Corp., Sr. Sub. Notes	B3	10.125	12/15/12	225	(h)	254,250
Sensus Metering Systems, Inc., Sr. Sub. Notes	Caa1	8.625	12/15/13	250		257,500
SPX Corp., Sr. Notes	Ba3	7.50	1/1/13	65	(h)	70,038
Stena AB,
Sr. Notes (Sweden)	Ba3	9.625	12/1/12	100	(c)	113,000
Sr. Notes (Sweden)	Ba3	7.50	11/1/13	175	(c)(h)	183,312
Terex Corp.,
Sr. Sub. Notes	B3	9.25	7/15/11	50	(h)	56,500
Sr. Sub. Notes, 144A	B3	7.375	1/15/14	150	(h)	160,875
Sr. Sub. Notes, Ser. B	B3	10.375	4/1/11	240	(h)	271,200
Thermadyne Holdings Corp., Sr. Sec’d. Notes	Caa1	9.25	2/1/14	175		168,000
Tyco Int’l. Group S.A.,
Gtd. Notes (Luxembourg)	Baa3	6.125	11/1/08	50	(c)	53,771
Gtd. Notes, 144A (Luxembourg)	Baa3	6.75	2/15/11	100	(c)(i)	111,740
UCAR Finance, Inc.	B2	10.25	2/15/12	75	(h)	84,750

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
United Rentals North America, Inc., Sr. Sub. Notes	B2	7.75	11/15/13	275	(h)	264,000

						5,641,298

Chemicals 6.6%
Borden U.S. Finance Corp., Sr. Sec’d. Notes, 144A	B3	6.82	7/15/10	500	(h)	522,500
Equistar Chemicals Funding LP,
Notes	B+(e)	6.50	2/15/06	140	(h)(i)	143,500
Sr. Notes	B2	10.125	9/1/08	65		74,588
Sr. Notes	B2	10.625	5/1/11	85	(h)	98,175
Hercules, Inc.,
Deb.	Ba1	6.60	8/1/27	325	(h)(i)	333,937
Sr. Notes	Ba2	11.125	11/15/07	125	(h)	150,000
Sr. Sub. Notes	Ba3	6.75	10/15/29	50		51,625
HMP Equity Holdings Corp., Sr. Disc. Notes	CCC+(e)	Zero	5/15/08	100		65,750
Huntsman ICI Chemicals LLC, Sr. Sub. Notes	Caa1	10.125	7/1/09	70	(h)	73,850
Huntsman LLC, Sr. Sec’d. Notes, 144A	B2	11.00	7/15/10	95	(h)	112,813
IMC Global, Inc.,
Debs.	B2	6.875	7/15/07	300	(h)(i)	317,250
Gtd. Notes, Ser. B	B1	11.25	6/1/11	100	(h)	116,000
Notes, Ser. B	B1	10.875	6/1/08	100	(h)	120,500
ISP Chemco, Inc., Notes, Ser. B	B1	10.25	7/1/11	285	(h)	319,200
Johnsondiversey Holdings, Inc., Sr. Notes	B3	Zero	5/15/13	175	(h)(i)	151,375
Koppers, Inc., Sr. Sec’d. Notes	B2	9.875	10/15/13	120		135,840
Lyondell Chemical Co., Sec’d., Ser. B	B1	9.875	5/1/07	200	(h)	210,500
Nalco Co., Sr. Sub. Notes	Caa1	8.875	11/15/13	375		413,906
Rhodia SA,
Sr. Notes (France)	B3	10.25	6/1/10	290	(c)(h)	321,900
Sr. Sub. Notes (France)	Caa1	8.875	6/1/11	350	(c)	343,000
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625	5/15/11	150	(i)	170,625
Westlake Chemical Corp., Sr. Notes	Ba2	8.75	7/15/11	146	(h)	164,615

						4,411,449

Consumer 3.2%
Alderwoods Group, Inc., Sr. Notes, 144A	B2	7.75	9/15/12	200	(h)	213,500
Coinmach Corp., Sr. Notes	B3	9.00	2/1/10	305	(h)	320,250

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
K2, Inc., Sr. Notes, 144A	Ba3	7.375	7/1/14	150	(h)	164,250
Kindercare Learning Center, Inc., Sr. Sub. Notes, Ser. B	B3	9.50	2/15/09	192	(i)	194,160
Levi Strauss & Co., Sr. Notes	Ca	12.25	12/15/12	350		369,250
Propex Fabrics, Inc., Sr. Notes, 144A	Caa1	10.00	12/1/12	275		279,125
Rayovac Corp., Sr. Sub. Notes	B3	8.50	10/1/13	275	(h)	303,875
Service Corp. International,
Notes	Ba3	6.50	3/15/08	25		26,062
Sr. Notes	Ba3	6.00	12/15/05	235	(h)	238,819

						2,109,291

Electric 12.9%
AES Corp.,
Sr. Notes	B2	9.50	6/1/09	75	(h)	85,500
Sr. Notes	B2	9.375	9/15/10	700		809,375
Sr. Sec’d. Notes, 144A	B1	8.75	5/15/13	230		260,475
AES Eastern Energy LP, Pass-Through Cert., Ser 99-A	Ba1	9.00	1/2/17	215	(h)	249,106
Allegheny Energy Supply Co., LLC, Notes, 144A	B3	8.25	4/15/12	95	(h)	107,588
Aquila, Inc., Sr. Notes	B2	9.95	2/1/11	285	(h)	323,475
Calpine Corp.,
Sr. Notes	Caa1	8.50	2/15/11	460	(h)	309,350
Sr. Sec’d. Notes, 144A	B(e)	8.75	7/15/13	420	(h)	322,350
CMS Energy Corp., Sr. Notes	B3	7.50	1/15/09	120		128,400
Dynegy Holdings, Inc.,
Deb.	Caa2	7.125	5/15/18	50		44,625
Deb.	Caa2	7.625	10/15/26	75		65,062
Sec’d. Notes, 144A	B3	10.125	7/15/13	410	(h)	478,675
Sr. Notes	Caa2	6.875	4/1/11	75		72,375
Edison Mission Energy, Sr. Notes	B1	7.73	6/15/09	275	(h)	294,937
Empresa Nacional de Electricidad, Notes (Chile)	Ba2	8.35	8/1/13	670	(c)(h)	753,520
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/1/19	147	(h)	163,538
Midland Funding Corp.,
Deb., Ser. A	Ba3	11.75	7/23/05	136	(h)	142,024
Deb., Ser. B	Ba3	13.25	7/23/06	305	(h)(i)	338,762
Midwest Generation LLC,
2nd Priority Sr. Sec’d Note	B1	8.75	5/1/34	325	(h)	368,469
Pass-thru Certs., Ser. A	B1	8.30	7/2/09	195	(h)(i)	211,087
Pass-thru Certs., Ser. B	B1	8.56	1/2/16	40		44,600
Mirant Corp., Sr. Notes	NR	Zero	7/15/49	75	(a)	53,438

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Mission Energy Holding Co.,
Sr. Sec’d. Notes	B3	13.50	7/15/08	75	(h)	94,031
Nevada Power Co.,
Gen. Ref. Mtge., Ser. E	Ba2	10.875	10/15/09	15		17,438
Gen. Ref. Mtge., Ser. I	Ba2	6.50	4/15/12	130		137,475
Noteco Ltd. (United Kingdom)	NR	6.18	6/30/25	GBP28	(a)	54,592
NRG Energy, Inc., Sr. Sec’d.
Notes, 144A	B2	8.00	12/15/13	$545	(h)	602,225
Orion Power Holdings, Inc.,
Sr. Notes	B2	12.00	5/1/10	370	(h)	466,200
Reliant Resources, Inc., Sr. Sec’d. Notes	B1	9.50	7/15/13	400	(h)	459,000
Sierra Pacific Resources,
Notes	B2	8.75	5/15/05	500	(h)(i)	508,750
Sr. Notes	B2	8.625	3/15/14	95		108,300
TECO Energy, Inc., Sr. Notes	Ba2	7.50	6/15/10	400	(h)	443,000
UtiliCorp Finance Corp., Sr. Notes (Canada)	B2	7.75	6/15/11	40	(c)	42,000

						8,559,742

Energy - Other 4.5%
Chesapeake Energy Corp.,
Sr. Notes	Ba3	7.00	8/15/14	150		162,000
Sr. Notes	Ba3	6.875	1/15/16	200	(h)	211,000
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25	4/15/14	75	(i)	76,500
Evergreen Resources, Inc., Sr. Sub. Notes	BBB-(e)	5.875	3/15/12	225	(h)(i)	235,125
Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	100	(h)	110,500
Hanover Compressor Co., Sr. Notes	B3	8.625	12/15/10	125	(h)	135,625
Hanover Equipment Trust,
Sec’d. Notes, Ser. A	B2	8.50	9/1/08	105	(h)	111,825
Sec’d. Notes, Ser. B	B2	8.75	9/1/11	150	(h)	162,750
Houston Exploration Co., Sr.
Sub. Notes	B2	7.00	6/15/13	100	(h)	106,250
Magnum Hunter Resources, Inc.,
Sr. Notes	B2	9.60	3/15/12	23	(h)	26,335
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	8.375	8/15/12	100		112,500
Sr. Sub. Notes, 144A	Ba3	6.625	9/1/14	75		80,437
Parker Drilling Co.,
Sr. Notes	B2	9.625	10/1/13	450	(h)	505,125
Sr. Notes, Ser. B	B2	10.125	11/15/09	209		218,405
Premcor Refining Group, Inc.,
Sr. Notes	Ba3	6.75	2/1/11	100		107,500

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sr. Notes	Ba3	9.50	2/1/13	235	(h)	274,950
Sr. Notes	Ba3	6.75	5/1/14	85		90,100
Sr. Sub. Notes	B2	7.75	2/1/12	125		137,812
Pride International, Inc., 144A	Ba2	7.375	7/15/14	125		138,438

						3,003,177

Foods 3.8%
Agrilink Foods, Inc., Sr. Sub. Notes	B3	11.875	11/1/08	21	(h)(i)	21,866
Ahold Finance USA, Inc., Notes	Ba3	8.25	7/15/10	75	(h)	84,750
Carrols Corp., Sr. Sub. Notes	B3	9.50	12/1/08	250	(h)	258,250
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	250	(h)	279,375
Delhaize America, Inc., Notes	Ba1	8.125	4/15/11	445	(h)	511,856
Dole Foods Co., Inc.,
Gtd. Notes	B2	7.25	6/15/10	225	(h)	234,000
Sr. Notes	B2	8.625	5/1/09	150	(h)	164,250
Sr. Notes	B2	8.875	3/15/11	115	(h)	125,925
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/1/11	73	(h)	79,570
Pathmark Stores, Inc., Sr. Sub. Notes	B3	8.75	2/1/12	300	(h)	286,500
Smithfield Foods, Inc.,
Notes	Ba2	7.75	5/15/13	200	(h)	220,000
Sr. Notes, 144A	Ba2	7.00	8/1/11	125		132,500
Stater Brothers Holdings, Inc.	B1	8.125	6/15/12	100		105,500

						2,504,342

Gaming 8.0%
Argosy Gaming Co., Sr. Sub. Notes	Ba3	9.00	9/1/11	75	(h)	84,563
Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	210		230,475
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75	4/15/12	200	(h)	224,500
Isle of Capri Casinos, Inc.,
Sr. Sub. Notes	B2	9.00	3/15/12	110	(h)	122,100
Sr. Sub. Notes	B2	7.00	3/1/14	25		26,125
Kerzner International Ltd., Sr. Sub. Notes (Bahamas)	B2	8.875	8/15/11	315	(c)(h)	345,712
Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/1/08	250	(h)	285,625
MGM MIRAGE,
Sr. Notes, 144A	Ba1	6.00	10/1/09	900		921,375
Sr. Sub. Notes	Ba2	9.75	6/1/07	480	(h)	532,200
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes, 144A	Ba3	6.375	7/15/09	150	(h)	154,500

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sr. Sub. Notes	Ba3	8.00	4/1/12	175		191,187
Sr. Sub. Notes	Ba3	7.125	8/15/14	50		52,875
Park Place Entertainment Corp.,
Sr. Notes	Ba1	7.50	9/1/09	610	(h)	677,100
Sr. Sub. Notes	Ba2	8.125	5/15/11	85		98,175
Pinnacle Entertainment, Inc., Sr. Sub. Notes	Caa1	8.25	3/15/12	75		77,625
Station Casinos, Inc., Sr. Notes	Ba3	6.00	4/1/12	200	(h)	206,000
Venetian Casino Resort LLC, Second Mtge.	B2	11.00	6/15/10	465		530,100
Wynn Las Vegas LLC,
Frist Mtge., 144A	B2	6.625	12/1/14	250		245,625
Second Mtge.	B3	12.00	11/1/10	234		294,840

						5,300,702

Health Care & Pharmaceuticals 9.7%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	10.375	4/15/11	300	(h)	334,500
Concentra Operating Corp., Sr. Sub. Notes	B3	9.50	8/15/10	175	(h)	198,625
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125	2/15/12	100		109,000
Elan Finance PLC. Sr. Notes, 144A (Ireland)	B3	6.29	11/15/11	300	(c)	312,750
HCA, Inc.,
Deb.	Ba2	8.36	4/15/24	100		106,782
Deb.	Ba2	7.50	11/15/95	150	(h)	137,193
Notes	Ba2	7.50	11/6/33	400	(h)	397,627
HEALTHSOUTH Corp.,
Sr. Notes	NR	6.875	6/15/05	100	(h)	100,875
Sr. Notes	NR	8.50	2/1/08	275		282,906
Sr. Notes	NR	7.625	6/1/12	375		368,906
Sr. Sub. Notes	NR	10.75	10/1/08	150		157,125
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 144A	Caa1	8.75	2/15/12	165	(h)	173,250
Magellan Health Services, Inc., Sr. Notes	B3	9.375	11/15/08	731	(h)	788,438
Manner Health Care, Inc., Sr. Sub. Notes, 144A	B3	8.25	12/15/13	270		323,177
Medco Health Solutions, Inc., Sr. Notes	Ba1	7.25	8/15/13	145	(h)	160,651
Medical Device Manufacturing, Inc., Sr. Sub. Notes, 144A	Caa1	10.00	7/15/12	225		241,875

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
MedQuest, Inc., Gtd. Notes, Ser. B	B3	11.875	8/15/12	275	(h)	321,750
Res-Care, Inc., Sr. Notes	B2	10.625	11/15/08	300	(h)	330,000
Select Medical Corp., Sr. Sub. Notes	B2	9.50	6/15/09	160	(h)	174,000
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	1/15/12	150	(h)	169,875
Tenet Healthcare Corp.,
Sr. Notes	B3	5.375	11/15/06	125		125,625
Sr. Notes	B3	6.375	12/1/11	75	(h)	69,562
Sr. Notes	B3	6.50	6/1/12	185	(h)	172,050
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes, 144A	Caa1	9.00	10/1/14	250		265,625
Ventas Reality LP, Sr. Notes, 144A	Ba3	6.625	10/15/14	150	(h)	152,625
Ventas Realty LP,
Sr. Notes	Ba3	8.75	5/1/09	280		311,500
Sr. Notes	Ba3	9.00	5/1/12	145	(h)	167,837

						6,454,129

Lodging 5.8%
Felcore Lodging LP,
Sr. Notes	B1	10.00	9/15/08	38		39,900
Sr. Notes	B1	5.84	6/1/11	125		130,313
Sr. Notes	B1	9.00	6/1/11	150	(h)	168,000
Felcore Suites LP, Gtd. Notes	B1	7.625	10/1/07	125	(h)	132,188
HMH Properties, Inc., Sr. Notes, Ser. B	Ba3	7.875	8/1/08	143		147,111
Host Marriott LP,
Gtd. Notes, Ser. E	Ba3	8.375	2/15/06	700	(h)	731,500
Sr. Notes	Ba3	9.50	1/15/07	275	(h)	300,094
Sr. Notes, 144A	Ba3	7.00	8/15/12	200	(h)	211,000
ITT Corp.,
Notes	Ba1	6.75	11/15/05	90	(h)	92,475
Notes	Ba1	7.375	11/15/15	150	(h)	168,750
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40	9/15/05	445	(h)	455,012
La Quinta Properties, Inc., Sr. Notes	Ba3	8.875	3/15/11	100		111,750
Royal Caribbean Cruises Ltd.,
Sr. Notes (Liberia)	Ba2	8.00	5/15/10	350	(c)(h)	395,500
Sr. Notes (Liberia)	Ba2	6.875	12/1/13	75	(c)(h)	81,281
Starwood Hotels & Resorts Worldwide, Inc.,
Notes	Ba1	7.375	5/1/07	570	(h)	608,475
Notes	Ba1	7.875	5/1/12	70	(h)	80,150

						3,853,499

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Media & Entertainment 10.7%
Advertising Directory Solution, Sr. Notes, 144A (Canada)	Caa1	9.25	11/15/12	250	(c)	261,250
Alliance Atlantis Commerce, Inc., Sr. Sub. Notes (Canada)	B1	13.00	12/15/09	325	(c)(h)	346,938
AMC Entertainment, Inc.,
Sr. Notes	B2	8.625	8/15/12	275	(h)	303,187
Sr. Sub. Notes	B3	8.00	3/1/14	100		98,500
American Color Graphics, Inc., Sr. Sec’d. Notes	Caa1	10.00	6/15/10	220	(h)	189,200
American Media Operations, Inc., Ser. B	B3	10.25	5/1/09	10		10,450
CanWest Media, Inc.,
Sr. Notes (Canada)	Ba3	7.625	4/15/13	60	(c)(h)	64,950
Sr. Sub. Notes (Canada)	B2	10.625	5/15/11	225	(c)(h)	253,125
Dex Media East LLC, Sr. Sub. Notes	B2	12.125	11/15/12	211	(h)	257,420
Dex Media West LLC, Sr. Sub. Notes	B2	9.875	8/15/13	610	(h)	704,550
Dex Media, Inc., Notes	B3	8.00	11/15/13	165		176,756
DirecTV Holdings LLC, Sr. Notes	B1	8.375	3/15/13	325	(h)	364,812
EchoStar DBS Corp.,
Sr. Notes	Ba3	9.125	1/15/09	192	(h)	211,440
Sr. Notes, 144A	Ba3	6.625	10/1/14	280	(h)	283,500
Granite Broadcasting Corp., Sr. Sec’d. Notes	B3	9.75	12/1/10	160	(h)	150,400
Gray Television, Inc., Sr. Sub. Notes	B2	9.25	12/15/11	285	(h)	319,913
Intrawest Corp., Sr. Notes, 144A (Canada)	B1	7.50	10/15/13	150	(c)	159,750
LCE Acquisition Corp., Sr. Sub. Notes, 144A	B3	9.00	8/1/14	100		107,500
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875	10/1/13	200	(h)	205,000
Morris Publishing Group LLC, Sr. Sub. Notes	Ba3	7.00	8/1/13	65		66,056
PRIMEDIA, Inc., Sr. Notes, 144A	B3	7.665	5/15/10	200	(h)	206,000
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 7/15/06) (Canada)	B2	Zero	7/15/11	400	(c)(h)	394,000
RH Donnelley Finance Corp., Sr. Sub. Notes, 144A	B2	10.875	12/15/12	200	(h)	239,000
Sinclair Broadcast Group, Inc., Sr. Sub. Notes	B2	8.75	12/15/11	165		176,963
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/1/14	175	(h)	172,156
Sun Media Corp., Gtd. Notes (Canada)	Ba3	7.625	2/15/13	400	(c)(h)	434,000

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Susquehanna Media Co., Sr. Sub. Notes	B1	7.375	4/15/13	300	(h)	319,500
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	150		155,625
Vertis, Inc.,
Sec’d. Notes	B2	9.75	4/1/09	300	(h)	327,000
Sr. Note, Ser. B	B3	10.875	6/15/09	115	(h)	125,350

						7,084,291

Metals 3.1%
AK Steel Corp.,
Gtd. Notes	B3	7.875	2/15/09	40	(h)	40,700
Sr. Notes	B3	7.75	6/15/12	110	(h)	112,200
Arch Western Finance LLC, Sr. Notes, 144A	Ba3	6.75	7/1/13	200		209,500
Century Aluminum Co., Sr. Notes, 144A	B1	7.50	8/15/14	225		236,250
Foundation Coal Co., Sr. Notes, 144A	B1	7.25	8/1/14	200		214,000
IMCO Recycling Escrow, Inc., Sr. Notes, 144A	B3	9.00	11/15/14	150		154,875
Ispat Inland ULC, Sr. Sec’d. Notes (Canada)	B3	9.75	4/1/14	400	(c)	483,000
Oregon Steel Mills, Inc.	B2	10.00	7/15/09	75		84,375
Russel Metals, Inc., Sr. Notes (Canada)	Ba3	6.375	3/1/14	265	(c)(h)	267,650
United States Steel Corp., Sr. Notes	Ba2	10.75	8/1/08	225		265,500

						2,068,050

Non Captive Finance 0.4%
Standard Aero Holdings, Inc., Sr. Sub. Notes	Caa1	8.25	9/1/14	125		133,750
WDAC Subsidiary Corp., Sr. Notes, 144A	Caa1	8.375	12/1/14	150		150,000

						283,750

Packaging 4.4%
Anchor Glass Container Corp., Sr. Sec’d. Notes	B2	11.00	2/15/13	250	(h)	267,500
Berry Plastics Corp., Sr. Sub. Notes	B3	10.75	7/15/12	275	(h)	314,875
Crown Cork & Seal Finance PLC, (United Kingdom)	B3	7.00	12/15/06	650	(c)(h)	685,750
Graham Packaging Co., Inc.,
Sr. Notes, 144A	Caa1	8.50	10/15/12	100		104,000
Sr. Sub. Notes, 144A	Caa2	9.875	10/15/14	200		209,000

THE HIGH YIELD INCOME FUND, INC. Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Greif Bros. Corp., Sr. Sub. Notes	B2	8.875	8/1/12	455		505,050
Owens-Brookway Glass Container,
Gtd. Sr. Sec’d. Notes	B1	7.75	5/15/11	45	(h)	48,600
Sr. Sec’d. Notes	B1	8.75	11/15/12	485	(h)	540,775
Portola Packaging, Inc., Sr. Notes	Caa1	8.25	2/1/12	185		140,138
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	125	(h)	129,375

						2,945,063

Paper 6.9%
Abitibi-Consolidated, Inc., Unsec’d. Notes (Canada)	Ba3	8.30	8/1/05	700	(c)(h)	719,250
Ainsworth Lumber Co. Ltd., Sr. Notes, 144A (Canada)	B2	5.669	10/1/10	400	(c)(h)	402,000
Boise Cascade LLC, Sr. Notes, 144A	B1	5.005	10/15/12	900		922,500
Bowater Finance Corp., (Canada)	Ba3	7.95	11/15/11	25	(c)	26,475
Caraustar Industries, Inc., Sr. Sub. Notes	Caa1	9.875	4/1/11	125		134,375
Cascades, Inc., Sr. Notes, 144A (Canada)	Ba3	7.25	2/15/13	250	(c)	266,250
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75	3/15/10	300		312,000
Georgia-Pacific Corp.,
Notes	Ba3	7.50	5/15/06	500	(h)(i)	523,125
Notes	Ba3	7.75	11/15/29	300	(h)	330,000
Notes	Ba3	8.875	5/15/31	150	(h)	184,500
Sr. Notes	Ba2	9.375	2/1/13	150	(h)	174,750
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75	11/15/13	130	(c)	139,100
Norske Skog Canada Ltd., Sr. Notes (Canada)	Ba3	7.375	3/1/14	150	(c)(h)	155,625
Tembec Industries, Inc.,
Sr. Notes (Canada)	Ba3	8.625	6/30/09	75	(c)	74,813
Sr. Notes (Canada)	Ba3	7.75	3/15/12	240	(c)(h)	229,800

						4,594,563

Pipelines & Other 4.6%
AmeriGas Partners & Eagle, Sr. Notes	B2	8.875	5/20/11	175	(h)	190,750
EI Paso Corp., Sr. Notes	Caa1	7.00	5/15/11	465	(h)	462,675
EI Paso Production Holding Co., Sr. Notes	B3	7.75	6/1/13	300	(h)	312,750

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Enterprise Products Operating LP, Sr. Notes, 144A	Baa3	5.60	10/15/14	200		199,379
Ferrellgas Partners LP,
Sr. Notes	B2	8.75	6/15/12	100	(h)	109,000
Sr. Notes	Ba3	6.75	5/1/14	50		51,500
Markwest Energy Partners LP, Sr. Notes, 144A	B1	6.875	11/1/14	100		102,250
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125	6/15/14	100		107,500
Plains All American Pipeline, Notes	Baa3	7.75	10/15/12	45		52,305
Southern Natural Gas Co., Sr. Notes	B1	8.875	3/15/10	250	(h)	281,875
Tennessee Gas Pipeline Co.,
Deb.	B1	7.00	3/15/27	215	(h)(i)	226,195
Deb.	B1	7.00	10/15/28	25	(h)	24,500
Deb.	B1	7.625	4/1/37	295	(h)	303,850
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125	6/1/10	85	(h)	92,650
Williams Cos., Inc.,
Notes	B1	7.125	9/1/11	200	(h)	220,500
Notes	B1	8.125	3/15/12	300	(h)	346,500

						3,084,179

Real Estate Investment Trust 0.6%
Omega Healthcare Investors, Inc.,
Notes	B1	6.95	8/1/07	275	(h)	283,938
Sr. Notes	B1	7.00	4/1/14	100		102,000

						385,938

Retailers 4.5%
Asbury Automotive Group, Inc., Sr. Sub. Notes, 144A	B3	8.00	3/15/14	100		99,000
AutoNation, Inc., Sr. Notes	Ba2	9.00	8/1/08	50	(h)	57,000
Finlay Fine Jewelry Corp., Sr. Notes	B1	8.375	6/1/12	120		129,300
General Nutrition Centers, Inc., Sr. Sub. Notes	B3	8.50	12/1/10	150		149,812
Group 1 Automotive, Inc., Sr. Sub. Notes	B1	8.25	8/15/13	300	(h)	318,750
J.C. Penney Co., Inc.,
Deb.	Ba2	7.125	11/15/23	175	(h)	188,563
Deb.	Ba2	7.40	4/1/37	610	(h)	653,462

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Jean Coutu Group, Inc.,
Sr. Sub. Notes, 144A (Canada)	B2	7.625	8/1/12	175	(c)	182,875
Sr. Sub. Notes, 144A (Canada)	B3	8.50	8/1/14	90	(c)(h)	91,350
Lazydays RV Center, Inc., Sr. Notes, 144A	B3	11.75	5/15/12	275	(h)	302,500
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	175	(h)	186,375
Rite Aid Corp.,
Deb.	Caa1	7.70	2/15/27	195	(h)	162,825
Sr. Sec’d. Notes	B2	8.125	5/1/10	20		21,300
Saks, Inc.,
Gtd. Notes	Ba3	7.00	12/1/13	115	(h)	116,725
Sr. Notes	Ba3	7.375	2/15/19	90	(h)	88,875
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625	8/15/13	110	(h)	118,250
Toys “R” Us, Inc., Notes	Ba2	7.875	4/15/13	100		100,875

						2,967,837

Technology 5.1%
Amkor Technology, Inc.,
Sr. Notes	B3	7.125	3/15/11	75		66,188
Sr. Sub. Notes	Caa1	10.50	5/1/09	50	(h)	46,750
Fairchild Semiconductor Corp., Sr. Sub. Notes	B2	10.50	2/1/09	500	(h)	531,250
Flextronics International Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.50	5/15/13	200	(c)(h)	202,000
Freescale Semiconductor, Inc., Sr. Notes	Ba2	7.125	7/15/14	135		144,450
Iron Mountain, Inc., Sr. Notes	Caa1	8.625	4/1/13	175	(h)	184,625
Nortel Networks Ltd., Notes (Canada)	B3	6.125	2/15/06	135	(c)(h)	136,350
ON Semiconductor Corp.,
Gtd. Notes	Caa1	13.00	5/15/08	290	(h)	332,050
Sr. Notes	B3	12.00	3/15/10	100		117,500
Sanmina-SCI Corp., Sr. Sec’d. Notes	Ba2	10.375	1/15/10	125	(h)	143,750
STATS ChipPAC Ltd., Sr. Notes, 144A (Singapore)	Ba2	6.75	11/15/11	325	(c)	319,312
UGS Corp., Sr. Sub. Notes, 144A	B3	10.00	6/1/12	115		131,100
Unisys Corp., Sr. Notes	Ba1	8.125	6/1/06	400	(h)	421,000
Xerox Corp.,
Sr. Notes	Ba2	6.875	8/15/11	525	(h)	555,187
Sr. Notes	Ba2	7.625	6/15/13	50		54,875

						3,386,387

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Telecommunications 12.0%
Alamosa Delaware, Inc.,
Sr. Notes	Caa1	11.00	7/31/10	150		175,125
Sr. Notes	Caa1	8.50	1/31/12	225		241,875
AT&T Corp.,
Sr. Unsec’d. Notes	Ba1	9.05	11/15/11	480	(h)	547,200
Sr. Unsec’d. Notes	Ba1	9.75	11/15/31	125		144,844
Centennial Communications Corp., Sr. Notes	Caa1	8.125	2/1/14	225		229,500
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375	1/15/14	400	(h)	399,000
Citizens Communications Co.,
Notes	Ba3	9.25	5/15/11	260	(h)	302,250
Sr. Notes	Ba3	6.25	1/15/13	175		173,906
Crown Castle International Corp.,
Sr. Notes	B3	9.375	8/1/11	73		81,760
Sr. Notes	B3	10.75	8/1/11	215	(h)	234,350
Sr. Notes	B3	7.50	12/1/13	250	(h)	268,125
Sr. Notes, Ser. B	B3	7.50	12/1/13	75		80,437
Eircom Funding, Sr. Sub. Notes (Ireland)	B1	8.25	8/15/13	175	(c)(h)	194,250
MCI, Inc.,
Sr. Notes	NA	6.688	5/1/09	650		654,875
Sr. Notes	NA	7.735	5/1/14	10		10,225
New Skies Satellites NV, Sr. Notes, 144A (Netherlands)	B3	7.438	11/1/11	200	(c)	205,000
Nextel Communications, Inc., Sr. Notes	Ba3	7.375	8/1/15	825	(h)	907,500
Nextel Partners, Inc., Sr. Notes	B3	8.125	7/1/11	375	(h)	412,500
Qwest Services Corp., Notes, 144A	Caa1	14.00	12/15/10	1,477		1,750,245
Rogers Wireless, Inc.,
Sr. Sec. Notes (Canada)	Ba3	9.625	5/1/11	125	(c)(h)	144,687
Sr. Sec. Notes, 144A (Canada)	B2	8.00	12/15/12	200	(c)	207,500
Sr. Sec. Notes, 144A (Canada)	Ba3	7.50	3/15/15	150	(c)	155,625
Triton PCS, Inc., Gtd. Sr. Notes	Caa1	8.50	6/1/13	95	(h)	86,925
Ubiquitel Operating Co., Sr. Notes, 144A	Caa1	9.875	3/1/11	250		274,375
US Unwired, Inc., Sec’d. Notes	B2	6.13	6/15/10	75		77,063

						7,959,142

Tobacco 0.6%
DIMON, Inc., Sr. Notes, Ser. B	B1	9.625	10/15/11	80	(h)	87,000
North Atlantic Trading Co., Sr. Notes	B2	9.25	3/1/12	115	(h)	89,700
Standard Commercial Corp., Sr. Notes	Ba3	8.00	4/15/12	200	(h)	205,500

						382,200

Total corporate bonds (cost $81,268,541)						85,907,796

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
ASSET BACKED SECURITIES 0.6%
Continental Airlines, Inc.,
Pass-thru Certs., Ser. 01-1	Ba1	7.373	12/15/15	85	(h)	68,465
Pass-thru Certs., Ser. 96-C	B3	9.50	10/15/13	120	(h)	88,693
Pass-thru Certs., Ser. 981-B	Ba2	6.748	3/15/17	97	(h)	74,739
Pass-thru Certs., Ser. 991-B	Ba2	6.795	8/2/18	163	(h)	134,507

Total asset backed securities (cost $369,961)						366,404

CONVERTIBLE BONDS 0.4%
Nortel Networks Corp. (Canada)	B3	4.25	9/1/08	135	(c)(h)	129,431
Tyco Int’l. Group S.A., Sr. Notes (Luxembourg)	Baa3	3.125	1/15/23	100	(c)	162,375

Total convertible bonds (cost $215,823)						291,806

SOVEREIGN 1.3%
Republic of Argentina	Caa1	1.98	8/3/12	550	(c)	437,250
Republic of Colombia, Notes	Ba2	10.00	1/23/12	200	(c)	226,500
Republic of Venezuela	B2	9.25	9/15/27	205	(c)	213,200

Total sovereign (cost $858,050)						876,950

				Shares
COMMON STOCKS 1.3%
Gentek, Inc.				608	(b)	29,786
IMPSAT Fiber Networks, Inc.				2,330	(b)	10,834
NTL, Inc.				700	(b)	48,706
PSF Group Holdings Inc., Class A (cost $462,534; purchased 3/8/94)				279	(b)(d)(i)(j)	418,860
Telewest Global, Inc.				14,911	(b)	218,297
UnitedGlobalCom, Inc., Class A				14,226	(b)	118,503
Walter Industries, Inc.				320		8,058

Total common stocks (cost $1,264,170)						853,044

PREFERRED STOCKS 0.9%
McLeodUSA, Inc., Ser. A				1,868	(b)	2,550
Paxson Communications Corp.,
14.25%, Payment in Kind				57		427,269

THE HIGH YIELD INCOME FUND, INC.

Schedule of Investments as of November 30, 2004 (Unaudited)

Description	Shares		Value
Primedia, Inc., Ser. D, 10.00%	1,500		144,750

Total preferred stocks (cost $958,059)			574,569

	Units
WARRANTS(b) 0.1%
Gentek, Inc., expiring 10/31/08 (cost $96; purchased 8/3/99) (Canada)	710	(c)(j)(j)	1,953
Gentek, Inc., expiring 10/31/10 (cost $64; purchased 8/3/99) (Canada)	347	(c)(j)(j)	954
Intelcom Group. Inc., expiring 9/15/05 (Canada)	9,900	(c)	99
McLeodUSA, Inc., expiring 4/16/07	4,141		248
Sterling Chemical Holdings, Inc., expiring 8/15/08	140	(i)	0
Telus Corp., expiring 9/15/05 (Canada)	4,049		61,585
Viasystems Group, Inc., expiring 1/31/10 (Canada)	10,871	(c)(d)(i)	1
XM Satellite Radio, Inc., expiring 3/03/10, 144A	150	(d)(i)	2

Total warrants (cost $280,193)			64,842

Total long-term investments (cost $85,214,797)			88,935,411

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 1.8%

U.S. GOVERNMENT AGENCY SECURITIES
Federal Farm Credit Bank Discount Notes (g) (cost $1,181,000)	Aaa	1.86%	12/1/04	$1,181	1,181,000

Total Investments 135.7% (cost $86,395,797)(k)					90,116,411
Liabilities in excess of other assets (35.7%)					(23,688,089)

Net Assets 100.0%					$66,428,322

THE HIGH YIELD INCOME FUND, INC.

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Issuer in default on interest payment, non-income producing security.

(b)	Non-income producing securities.

(c)	US $ Denominated Bonds-Foreign Issuers.

(d)	Fair-valued security-value is determined by the Valuation Committee or Board of Directors in consultation with the investment adviser.

(e)	Standard and Poor’s Rating.

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Total or partial principal amount segregated as collateral for line of credit. Aggregate value of segregated securities - $56,851,018.

(i)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $4,864,264. The aggregate value, $4,417,197 represents 6.65% of net assets.

(j)	Indicates a restricted security; the aggregate cost of the restricted securities is $462,694. The aggregate value, $421,767 is approximately 0.63% of net assets.

(k)	The United States Federal income tax basis of the Fund’s investments and the unrealized appreciation as of November 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$87,039,027	$5,454,613	$2,377,229	$3,077,384

The difference between book basis and tax basis was attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

NR—Not rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

Notes to Schedule of Investments

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, Which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law (“restricted securities”).

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) High Yield Income Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 27, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 27, 2005

*	Print the name and title of each signing officer under his or her signature.